Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2023	31 December 2022

Property, plant and equipment owned	24 092	24 245
Property, plant and equipment leased (right-of-use assets)	2 726	2 426
Total property, plant and equipment	26 818	26 671

Summary of Property, Plant and Equipment

	31 December 2023				31 December 2022

Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 591	37 473	2 205	52 269	50 742
Effect of movements in foreign exchange	259	754	27	1 039	(983)
Acquisitions	38	1 361	2 490	3 890	4 279
Disposals through sale and derecognition	(55)	(1 607)	(3)	(1 665)	(1 822)
Disposals through the sale of subsidiaries	-	-	-	-	(13)
Transfer (to)/from other asset categories and other movements¹	237	1 802	(3 050)	(1 011)	66
Balance at end of the period	13 071	39 783	1 669	54 522	52 269

Depreciation and impairment losses
Balance at end of previous year	(4 584)	(23 440)	-	(28 024)	(26 284)
Effect of movements in foreign exchange	(86)	(508)	-	(594)	507
Depreciation	(397)	(3 176)	-	(3 573)	(3 530)
Disposals through sale and derecognition	33	1 500	-	1 533	1 631
Disposals through the sale of subsidiaries	-	-	-	-	8
Impairment losses	(8)	(173)	-	(181)	(172)
Transfer to/(from) other asset categories and other movements¹	24	384	-	409	(186)
Balance at end of the period	(5 017)	(25 414)	-	(30 430)	(28 024)

Carrying amount
at 31 December 2022	8 007	14 033	2 205	24 245	24 245
at 31 December 2023	8 054	14 370	1 669	24 092	-

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company (right-of-use assets) is detailed as follows:

	31 December 2023

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 753	973	2 726
Depreciation for the year ended 31 December	(446)	(360)	(806)

	31 December 2022

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 640	786	2 426
Depreciation for the year ended 31 December	(399)	(230)	(629)